CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (USD $) In Thousands	Common Stock	Additional Paid-in Capital	Retained Earnings	Treasury Stock	Accumulated Other Comprehensive Income (Loss)	Total
Balance, beginning at Dec. 31, 2009	$ 754	$ 4,603	$ 26,871	$ (6,299)	$ 49	$ 25,978
Net income			(2,102)			(2,102)
Unrealized net gain (loss) on securities available for sale, net of reclassifications and tax effects					(601)	(601)
Net loss relating to benefit liability					75	75
Comprehensive income (loss)						(2,628)
Cash dividends			(516)			(516)
Stock options vested		133				133
Balance, ending at Dec. 31, 2010	754	4,736	24,253	(6,299)	(477)	22,967
Net income			750			750
Unrealized net gain (loss) on securities available for sale, net of reclassifications and tax effects					458	458
Net loss relating to benefit liability					(34)	(34)
Comprehensive income (loss)						1,174
Stock options vested		108				108
Balance, ending at Dec. 31, 2011	$ 754	$ 4,844	$ 25,003	$ (6,299)	$ (53)	$ 24,249